UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-22083

Fidelity Central Investment Portfolios II LLC

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Inflation-Protected Bond Index Central Fund

December 31, 2015

IPB-QTLY-0216
1.938138.103

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 99.6%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	22,769,721	25,872,301
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/17	$38,809,103	$38,736,222
0.125% 4/15/18	43,147,531	43,061,870
0.125% 4/15/19	42,739,447	42,478,215
0.125% 4/15/20	42,773,852	42,229,671
0.125% 1/15/22	34,329,239	33,265,047
0.125% 7/15/22	35,408,241	34,327,289
0.125% 1/15/23	35,572,499	34,099,239
0.125% 7/15/24	34,591,983	32,839,032
0.25% 1/15/25	34,678,320	33,077,257
0.375% 7/15/23	35,284,550	34,459,566
0.375% 7/15/25	34,636,188	33,503,018
0.625% 7/15/21	31,101,678	31,302,798
0.625% 1/15/24	35,202,216	34,790,234
1.125% 1/15/21	29,300,300	30,206,631
1.25% 7/15/20	25,615,308	26,639,487
1.375% 7/15/18	13,002,560	13,461,677
1.375% 1/15/20	16,669,327	17,330,373
1.625% 1/15/18	13,182,871	13,595,128
1.875% 7/15/19	13,744,412	14,573,049
2.125% 1/15/19	12,096,848	12,799,435
2.375% 1/15/17	14,561,681	14,923,676
2.625% 7/15/17	12,484,196	13,040,345
TOTAL INVESTMENT PORTFOLIO - 99.6%
(Cost $663,865,911)		650,611,560
NET OTHER ASSETS (LIABILITIES) - 0.4%		2,359,449
NET ASSETS - 100%		$652,971,009

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $664,855,131. Net unrealized depreciation aggregated $14,243,571, of which $143,839 related to appreciated investment securities and $14,387,410 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Investment Grade Bond Central Fund

December 31, 2015

TP1-QTLY-0216
1.811341.111

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 49.2%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.8%
Automobiles - 2.0%
General Motors Co.:
3.5% 10/2/18	$6,330,000	$6,393,553
6.25% 10/2/43	1,080,000	1,139,549
General Motors Financial Co., Inc.:
2.4% 4/10/18	23,501,000	23,385,234
2.625% 7/10/17	2,000,000	2,006,060
3% 9/25/17	4,633,000	4,648,720
3.15% 1/15/20	10,728,000	10,632,639
3.25% 5/15/18	3,325,000	3,341,549
3.5% 7/10/19	7,458,000	7,484,409
4.25% 5/15/23	3,750,000	3,709,658
4.375% 9/25/21	36,356,000	36,885,416
4.75% 8/15/17	3,460,000	3,586,245
Volkswagen Group of America Finance LLC 2.4% 5/22/20 (a)	37,000,000	34,648,724
		137,861,756
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	4,475,000	4,609,456
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
2.75% 12/9/20	1,416,000	1,415,302
3.7% 1/30/26	3,733,000	3,730,861
4.7% 12/9/35	1,927,000	1,919,716
4.875% 12/9/45	3,024,000	3,040,284
		10,106,163
Media - 1.6%
21st Century Fox America, Inc. 7.75% 12/1/45	3,776,000	4,917,760
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (a)	9,542,000	9,508,794
4.908% 7/23/25 (a)	6,415,000	6,408,694
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	5,356,000	5,979,845
Discovery Communications LLC 3.25% 4/1/23	821,000	756,943
Time Warner Cable, Inc.:
4% 9/1/21	17,166,000	17,332,682
4.5% 9/15/42	1,566,000	1,228,898
5.5% 9/1/41	2,836,000	2,562,805
5.85% 5/1/17	2,001,000	2,093,372
6.55% 5/1/37	12,789,000	12,935,306
7.3% 7/1/38	4,675,000	5,069,981
8.25% 4/1/19	13,760,000	15,813,515
Time Warner, Inc.:
4.9% 6/15/42	5,000,000	4,700,550
6.2% 3/15/40	7,609,000	8,355,489
Viacom, Inc. 4.25% 9/1/23	15,137,000	14,641,611
		112,306,245

TOTAL CONSUMER DISCRETIONARY		264,883,620

CONSUMER STAPLES - 1.3%
Food & Staples Retailing - 0.3%
CVS Health Corp.:
3.5% 7/20/22	4,175,000	4,250,405
3.875% 7/20/25	7,900,000	8,063,893
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17	1,244,000	1,241,638
2.7% 11/18/19	4,256,000	4,249,799
3.3% 11/18/21	5,048,000	4,952,870
		22,758,605
Food Products - 0.0%
ConAgra Foods, Inc. 1.9% 1/25/18	2,063,000	2,051,693
Tobacco - 1.0%
Altria Group, Inc.:
4% 1/31/24	4,065,000	4,211,625
5.375% 1/31/44	6,961,000	7,486,159
9.25% 8/6/19	1,502,000	1,838,992
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	7,942,000	7,974,697
4.25% 7/21/25 (a)	7,942,000	8,060,542
Reynolds American, Inc.:
2.3% 6/12/18	2,779,000	2,796,644
3.25% 11/1/22	9,074,000	8,976,881
4% 6/12/22	5,439,000	5,657,947
5.7% 8/15/35	2,047,000	2,242,701
6.15% 9/15/43	7,130,000	8,081,085
7.25% 6/15/37	9,291,000	11,374,005
		68,701,278

TOTAL CONSUMER STAPLES		93,511,576

ENERGY - 7.7%
Energy Equipment & Services - 0.4%
DCP Midstream LLC:
4.75% 9/30/21 (a)	5,140,000	3,997,013
5.35% 3/15/20 (a)	4,099,000	3,525,300
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	3,309,000	3,124,196
Halliburton Co.:
3.8% 11/15/25	3,856,000	3,757,074
4.85% 11/15/35	3,367,000	3,307,525
5% 11/15/45	4,614,000	4,557,848
Noble Holding International Ltd.:
4% 3/16/18	569,000	515,303
5.95% 4/1/25	3,629,000	2,504,351
6.95% 4/1/45	3,503,000	2,241,514
Transocean, Inc. 5.55% 12/15/16 (b)	3,323,000	3,223,310
		30,753,434
Oil, Gas & Consumable Fuels - 7.3%
BP Capital Markets PLC:
1.674% 2/13/18	40,543,000	40,499,660
2.315% 2/13/20	27,304,000	26,911,942
4.5% 10/1/20	3,295,000	3,526,675
Cenovus Energy, Inc. 5.7% 10/15/19	6,118,000	6,413,964
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (a)	1,496,000	1,462,825
3.3% 6/1/20 (a)	7,369,000	7,178,150
4.5% 6/1/25 (a)	2,235,000	2,025,764
DCP Midstream Operating LP:
2.5% 12/1/17	2,739,000	2,464,823
2.7% 4/1/19	6,241,000	5,055,772
3.875% 3/15/23	9,216,000	6,956,541
5.6% 4/1/44	9,458,000	5,744,051
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	3,511,000	3,370,774
Enable Midstream Partners LP:
2.4% 5/15/19	2,382,000	2,116,657
3.9% 5/15/24	2,513,000	1,922,344
Enbridge Energy Partners LP 4.2% 9/15/21	791,000	754,434
Enterprise Products Operating LP:
1.65% 5/7/18	3,253,000	3,173,370
2.55% 10/15/19	1,568,000	1,503,750
3.7% 2/15/26	8,000,000	7,181,976
Kinder Morgan Energy Partners LP 2.65% 2/1/19	3,038,000	2,808,886
Kinder Morgan, Inc. 3.05% 12/1/19	42,088,000	38,967,006
Marathon Petroleum Corp. 5.125% 3/1/21	2,718,000	2,853,519
Motiva Enterprises LLC 5.75% 1/15/20 (a)	1,694,000	1,824,001
MPLX LP 4% 2/15/25	1,128,000	948,439
Nakilat, Inc. 6.067% 12/31/33 (a)	2,653,000	2,912,994
Petrobras Global Finance BV:
1.9896% 5/20/16 (b)	6,209,000	6,053,775
3.25% 3/17/17	12,368,000	11,440,400
4.375% 5/20/23	45,164,000	29,808,240
4.875% 3/17/20	22,800,000	17,100,000
5.625% 5/20/43	20,715,000	12,584,363
6.25% 3/17/24	1,950,000	1,399,125
7.25% 3/17/44	22,238,000	15,010,650
Petrobras International Finance Co. Ltd.:
3.5% 2/6/17	10,000,000	9,350,000
5.375% 1/27/21	20,882,000	15,557,090
5.875% 3/1/18	3,290,000	2,928,100
6.125% 10/6/16	31,000,000	30,690,000
Petroleos Mexicanos:
3.5% 7/23/20 (a)	69,400,000	65,687,100
4.5% 1/23/26 (a)	11,975,000	10,520,038
4.875% 1/18/24	5,463,000	5,094,248
5.625% 1/23/46 (a)	10,000,000	7,652,000
6.375% 1/23/45	21,014,000	17,785,850
6.5% 6/2/41	22,489,000	19,441,741
Phillips 66 Partners LP 2.646% 2/15/20	617,000	582,354
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	2,271,000	1,949,656
Southwestern Energy Co.:
3.3% 1/23/18	2,921,000	2,395,220
4.05% 1/23/20	5,300,000	3,842,500
Spectra Energy Capital, LLC 3.3% 3/15/23	5,000,000	4,279,690
Spectra Energy Partners, LP 2.95% 9/25/18	1,225,000	1,203,782
The Williams Companies, Inc.:
3.7% 1/15/23	2,215,000	1,530,031
4.55% 6/24/24	24,070,000	16,726,580
Western Gas Partners LP:
2.6% 8/15/18	6,735,000	6,508,596
5.375% 6/1/21	7,378,000	7,470,365
Williams Partners LP:
4.125% 11/15/20	1,086,000	969,663
4.3% 3/4/24	5,461,000	4,329,497
		508,468,971

TOTAL ENERGY		539,222,405

FINANCIALS - 26.9%
Banks - 13.4%
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (a)	7,090,000	7,019,100
4% 4/14/19 (a)	7,945,000	7,269,675
5.5% 7/12/20 (a)	32,172,000	29,839,530
5.75% 9/26/23 (a)	4,669,000	4,025,612
Bank of America Corp.:
2.25% 4/21/20	33,513,000	32,711,838
3.95% 4/21/25	10,000,000	9,738,590
4.25% 10/22/26	7,558,000	7,481,936
5.65% 5/1/18	3,780,000	4,064,592
5.75% 12/1/17	11,300,000	12,088,797
5.875% 1/5/21	3,255,000	3,685,165
Bank of Tokyo-Mitsubishi UFJ Ltd. 2.3% 3/5/20 (a)	28,390,000	27,996,458
Barclays PLC 2.75% 11/8/19	6,297,000	6,273,997
Capital One NA 2.95% 7/23/21	10,312,000	10,209,571
Citigroup, Inc.:
1.7% 4/27/18	23,504,000	23,281,817
1.8% 2/5/18	148,000,000	147,485,108
2.4% 2/18/20	26,000,000	25,706,616
3.875% 3/26/25	15,450,000	15,049,969
4.05% 7/30/22	2,408,000	2,460,006
4.3% 11/20/26	17,000,000	16,926,917
5.5% 9/13/25	2,779,000	3,018,589
Citizens Bank NA 2.3% 12/3/18	5,669,000	5,663,048
Citizens Financial Group, Inc.:
4.15% 9/28/22 (a)	5,925,000	5,945,957
4.3% 12/3/25	14,216,000	14,302,234
Credit Suisse AG 6% 2/15/18	13,023,000	13,997,602
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20 (a)	7,788,000	7,714,925
3.75% 3/26/25 (a)	7,780,000	7,516,235
3.8% 9/15/22 (a)	11,780,000	11,775,476
Discover Bank:
4.2% 8/8/23	9,938,000	10,153,376
7% 4/15/20	5,075,000	5,779,197
Fifth Third Bancorp:
4.5% 6/1/18	2,119,000	2,231,676
8.25% 3/1/38	1,976,000	2,749,636
HBOS PLC 6.75% 5/21/18 (a)	3,118,000	3,401,012
HSBC Holdings PLC:
4.25% 3/14/24	3,929,000	3,947,113
5.25% 3/14/44	2,847,000	2,953,757
Huntington Bancshares, Inc. 7% 12/15/20	1,211,000	1,410,464
Huntington National Bank:
1.7% 2/26/18	41,948,000	41,485,439
2% 6/30/18	8,000,000	7,949,728
2.4% 4/1/20	56,000,000	55,292,664
ING Bank NV 5.8% 9/25/23 (a)	3,538,000	3,844,217
Intesa Sanpaolo SpA 5.017% 6/26/24 (a)	5,036,000	4,957,171
JPMorgan Chase & Co.:
2.75% 6/23/20	18,740,000	18,827,328
3.875% 9/10/24	56,293,000	56,025,721
4.125% 12/15/26	50,863,000	50,771,497
Mizuho Bank Ltd. 1.8% 3/26/18 (a)	34,395,000	34,167,408
MUFG Americas Holdings Corp. 2.25% 2/10/20	7,416,000	7,294,726
PNC Bank NA:
2.3% 6/1/20	3,650,000	3,617,942
2.45% 11/5/20	10,286,000	10,244,424
Rabobank Nederland 4.375% 8/4/25	12,226,000	12,436,079
Regions Bank 6.45% 6/26/37	7,667,000	8,922,548
Regions Financial Corp. 2% 5/15/18	6,384,000	6,339,299
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	40,908,000	41,462,017
6% 12/19/23	41,227,000	44,401,726
6.1% 6/10/23	22,609,000	24,302,934
6.125% 12/15/22	11,163,000	12,153,259
		940,371,718
Capital Markets - 5.1%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	8,458,000	8,049,572
4.25% 2/15/24	2,828,000	2,856,882
Deutsche Bank AG 4.5% 4/1/25	17,307,000	15,922,803
Deutsche Bank AG London Branch 1.875% 2/13/18	40,527,000	40,181,345
Goldman Sachs Group, Inc.:
1.748% 9/15/17	21,851,000	21,810,423
2.55% 10/23/19	75,150,000	75,136,323
2.625% 1/31/19	17,288,000	17,413,995
2.9% 7/19/18	10,067,000	10,263,921
5.25% 7/27/21	5,219,000	5,773,028
5.75% 1/24/22	5,977,000	6,797,750
5.95% 1/18/18	4,700,000	5,061,665
6.75% 10/1/37	18,359,000	21,446,121
Lazard Group LLC:
4.25% 11/14/20	5,574,000	5,775,723
6.85% 6/15/17	640,000	681,404
Morgan Stanley:
2.375% 7/23/19	8,748,000	8,720,645
2.65% 1/27/20	24,824,000	24,765,167
4% 7/23/25	10,033,000	10,340,351
4.875% 11/1/22	27,262,000	28,949,627
5% 11/24/25	15,331,000	16,284,052
5.75% 1/25/21	13,341,000	14,985,799
7.3% 5/13/19	3,747,000	4,305,622
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	8,000,000	7,942,960
UBS AG Stamford Branch 2.35% 3/26/20	3,650,000	3,644,222
		357,109,400
Consumer Finance - 1.4%
Discover Financial Services:
3.85% 11/21/22	4,015,000	3,981,475
3.95% 11/6/24	5,006,000	4,936,767
5.2% 4/27/22	3,503,000	3,747,667
Ford Motor Credit Co. LLC:
1.461% 3/27/17	46,665,000	46,223,876
2.24% 6/15/18	9,072,000	8,990,125
Hyundai Capital America:
1.875% 8/9/16 (a)	1,801,000	1,803,444
2% 3/19/18 (a)	10,511,000	10,386,718
2.125% 10/2/17 (a)	7,543,000	7,498,134
Synchrony Financial:
1.875% 8/15/17	1,832,000	1,823,565
3% 8/15/19	2,690,000	2,686,794
3.75% 8/15/21	4,062,000	4,059,417
4.25% 8/15/24	4,089,000	4,034,117
		100,172,099
Diversified Financial Services - 0.1%
IntercontinentalExchange, Inc.:
2.75% 12/1/20	2,534,000	2,534,428
3.75% 12/1/25	4,530,000	4,545,339
		7,079,767
Insurance - 2.0%
AFLAC, Inc. 2.4% 3/16/20	26,577,000	26,723,466
American International Group, Inc.:
2.3% 7/16/19	20,041,000	19,873,497
3.75% 7/10/25	13,815,000	13,699,562
Aon Corp. 5% 9/30/20	1,574,000	1,720,709
Aon PLC 4% 11/27/23	13,880,000	14,229,138
Five Corners Funding Trust 4.419% 11/15/23 (a)	7,020,000	7,329,561
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (a)(b)	11,559,000	11,674,590
Liberty Mutual Group, Inc.:
5% 6/1/21 (a)	5,457,000	5,838,231
6.5% 3/15/35 (a)	4,626,000	5,455,891
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,958,000	3,219,884
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (a)	8,824,000	7,893,006
Pacific Life Insurance Co. 9.25% 6/15/39 (a)	4,111,000	5,968,453
Pacific LifeCorp 6% 2/10/20 (a)	363,000	403,849
Prudential Financial, Inc. 7.375% 6/15/19	1,370,000	1,589,945
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	9,676,000	9,773,283
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (a)	2,167,000	2,172,229
4.125% 11/1/24 (a)	3,142,000	3,154,392
Unum Group 5.625% 9/15/20	3,364,000	3,700,131
		144,419,817
Real Estate Investment Trusts - 2.8%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,599,000	1,572,410
4.6% 4/1/22	1,545,000	1,603,736
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,612,000	1,586,197
American Tower Corp. 2.8% 6/1/20	14,800,000	14,633,160
AvalonBay Communities, Inc. 3.625% 10/1/20	3,128,000	3,247,327
Camden Property Trust:
2.95% 12/15/22	2,214,000	2,124,975
4.25% 1/15/24	5,830,000	6,038,988
Corporate Office Properties LP 5% 7/1/25	3,811,000	3,745,878
DDR Corp.:
3.5% 1/15/21	21,013,000	20,851,053
3.625% 2/1/25	3,555,000	3,356,371
4.25% 2/1/26	2,872,000	2,801,811
4.625% 7/15/22	3,879,000	4,010,017
4.75% 4/15/18	4,014,000	4,199,583
7.5% 4/1/17	2,084,000	2,220,233
Duke Realty LP:
4.375% 6/15/22	13,137,000	13,538,559
5.95% 2/15/17	136,000	142,000
Equity One, Inc.:
3.75% 11/15/22	7,500,000	7,242,848
6% 9/15/17	3,170,000	3,354,900
6.25% 1/15/17	2,488,000	2,590,911
ERP Operating LP:
2.375% 7/1/19	4,920,000	4,933,663
4.75% 7/15/20	3,181,000	3,437,462
Federal Realty Investment Trust 5.9% 4/1/20	1,116,000	1,260,406
Government Properties Income Trust 3.75% 8/15/19	7,823,000	7,861,325
Health Care REIT, Inc.:
2.25% 3/15/18	2,380,000	2,377,896
4.7% 9/15/17	946,000	988,864
Highwoods/Forsyth LP 3.2% 6/15/21	4,698,000	4,572,714
HRPT Properties Trust 6.65% 1/15/18	2,850,000	3,016,383
Lexington Corporate Properties Trust 4.4% 6/15/24	2,739,000	2,725,647
Omega Healthcare Investors, Inc.:
4.5% 1/15/25	2,500,000	2,440,515
4.5% 4/1/27	26,195,000	24,678,781
4.95% 4/1/24	2,418,000	2,442,195
5.25% 1/15/26 (a)	9,242,000	9,439,594
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,683,000	1,590,066
5% 12/15/23	1,288,000	1,315,620
Weingarten Realty Investors 3.375% 10/15/22	1,137,000	1,109,696
WP Carey, Inc.:
4% 2/1/25	8,901,000	8,515,524
4.6% 4/1/24	14,578,000	14,542,575
		196,109,883
Real Estate Management & Development - 2.1%
BioMed Realty LP:
2.625% 5/1/19	4,111,000	3,995,160
4.25% 7/15/22	2,470,000	2,455,336
6.125% 4/15/20	1,499,000	1,626,235
Brandywine Operating Partnership LP:
3.95% 2/15/23	5,894,000	5,740,603
4.1% 10/1/24	7,694,000	7,439,467
4.55% 10/1/29	7,694,000	7,393,326
4.95% 4/15/18	4,871,000	5,098,208
5.7% 5/1/17	2,297,000	2,395,890
CBRE Group, Inc. 4.875% 3/1/26	19,900,000	19,831,703
Digital Realty Trust LP 3.95% 7/1/22	5,362,000	5,325,077
Essex Portfolio LP 3.875% 5/1/24	5,285,000	5,280,925
Healthcare Trust of America Holdings LP 3.375% 7/15/21	11,576,000	11,412,489
Liberty Property LP:
3.375% 6/15/23	3,033,000	2,877,152
4.125% 6/15/22	2,690,000	2,722,119
4.75% 10/1/20	4,767,000	5,065,896
5.5% 12/15/16	3,166,000	3,270,044
6.625% 10/1/17	3,452,000	3,704,479
Mack-Cali Realty LP:
2.5% 12/15/17	4,124,000	4,122,610
3.15% 5/15/23	10,776,000	9,304,483
4.5% 4/18/22	11,607,000	11,164,646
Mid-America Apartments LP:
4% 11/15/25	1,859,000	1,846,890
4.3% 10/15/23	1,390,000	1,425,098
Post Apartment Homes LP 3.375% 12/1/22	1,090,000	1,057,208
Reckson Operating Partnership LP 6% 3/31/16	1,240,000	1,251,574
Tanger Properties LP:
3.75% 12/1/24	5,090,000	4,991,050
3.875% 12/1/23	3,062,000	3,050,594
6.125% 6/1/20	4,142,000	4,675,212
Ventas Realty LP:
3.5% 2/1/25	2,171,000	2,078,991
4.125% 1/15/26	2,587,000	2,578,784
4.375% 2/1/45	1,297,000	1,187,983
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	2,187,000	2,274,169
		146,643,401

TOTAL FINANCIALS		1,891,906,085

HEALTH CARE - 2.7%
Biotechnology - 0.1%
AbbVie, Inc. 3.6% 5/14/25	7,825,000	7,723,760
Health Care Equipment & Supplies - 0.5%
Becton, Dickinson & Co. 2.675% 12/15/19	2,238,000	2,250,810
Zimmer Biomet Holdings, Inc.:
1.45% 4/1/17	14,363,000	14,293,555
2% 4/1/18	14,795,000	14,705,431
		31,249,796
Health Care Providers & Services - 1.1%
Express Scripts Holding Co. 4.75% 11/15/21	6,771,000	7,261,491
HCA Holdings, Inc.:
3.75% 3/15/19	11,294,000	11,378,705
4.25% 10/15/19	4,510,000	4,600,200
4.75% 5/1/23	360,000	356,400
5.875% 3/15/22	430,000	453,650
6.5% 2/15/20	38,271,000	41,696,255
Medco Health Solutions, Inc. 4.125% 9/15/20	3,053,000	3,203,235
UnitedHealth Group, Inc.:
3.35% 7/15/22	2,886,000	2,952,268
3.75% 7/15/25	7,957,000	8,210,176
		80,112,380
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	1,911,000	1,986,020
Pharmaceuticals - 1.0%
Actavis Funding SCS:
1.85% 3/1/17	27,030,000	27,079,330
2.35% 3/12/18	18,940,000	18,962,709
3% 3/12/20	6,503,000	6,497,817
3.45% 3/15/22	11,300,000	11,318,046
Perrigo Finance PLC 3.5% 12/15/21	1,819,000	1,768,983
Zoetis, Inc. 3.25% 2/1/23	2,189,000	2,090,548
		67,717,433

TOTAL HEALTH CARE		188,789,389

INDUSTRIALS - 0.6%
Airlines - 0.1%
Continental Airlines, Inc.:
6.545% 8/2/20	553,777	589,053
6.648% 3/15/19	578,655	592,022
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,073,760	1,138,186
8.36% 1/20/19	4,151,253	4,296,547
		6,615,808
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.125% 1/15/18	3,898,000	3,829,785
3.75% 2/1/22	7,687,000	7,550,671
3.875% 4/1/21	7,380,000	7,416,900
4.25% 9/15/24	6,449,000	6,320,020
4.75% 3/1/20	6,486,000	6,794,085
		31,911,461
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (b)	2,756,000	3,072,940

TOTAL INDUSTRIALS		41,600,209

INFORMATION TECHNOLOGY - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (a)	7,464,000	7,481,914
4.4% 10/15/22 (a)	7,460,000	7,432,271
4.9% 10/15/25 (a)	7,464,000	7,330,253
		22,244,438
MATERIALS - 0.6%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	4,751,000	4,982,345
4.25% 11/15/20	1,596,000	1,671,370
		6,653,715
Metals & Mining - 0.5%
Alcoa, Inc. 5.4% 4/15/21	4,534,000	4,409,315
Anglo American Capital PLC 4.125% 9/27/22 (a)	2,677,000	1,801,300
Barrick Gold Corp. 4.1% 5/1/23	854,000	732,666
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	3,054,000	2,989,103
6.75% 10/19/75 (a)(b)	7,585,000	7,319,525
Corporacion Nacional del Cobre de Chile (Codelco) 4.5% 8/13/23 (Reg. S)	20,000,000	19,391,240
		36,643,149

TOTAL MATERIALS		43,296,864

TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.8%
AT&T, Inc. 2.45% 6/30/20	5,357,000	5,277,732
BellSouth Capital Funding Corp. 7.875% 2/15/30	255,000	303,176
CenturyLink, Inc.:
5.15% 6/15/17	445,000	457,238
6% 4/1/17	1,112,000	1,150,920
6.15% 9/15/19	3,031,000	3,091,620
Embarq Corp. 7.995% 6/1/36	49,549,000	51,035,470
Verizon Communications, Inc.:
3.45% 3/15/21	20,069,000	20,542,087
4.5% 9/15/20	76,740,000	82,461,427
6.55% 9/15/43	28,078,000	33,333,556
		197,653,226
UTILITIES - 2.5%
Electric Utilities - 1.8%
American Transmission Systems, Inc. 5% 9/1/44 (a)	1,094,000	1,096,340
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	3,561,000	3,972,214
6.4% 9/15/20 (a)	11,762,000	13,319,995
Entergy Corp. 4% 7/15/22	8,000,000	8,162,344
Exelon Corp. 3.95% 6/15/25 (a)	7,417,000	7,411,445
FirstEnergy Corp.:
2.75% 3/15/18	17,232,000	17,309,975
4.25% 3/15/23	28,183,000	28,688,180
7.375% 11/15/31	10,199,000	12,421,699
FirstEnergy Solutions Corp. 6.05% 8/15/21	12,455,000	13,292,188
IPALCO Enterprises, Inc. 3.45% 7/15/20	13,000,000	12,740,000
LG&E and KU Energy LLC 3.75% 11/15/20	612,000	632,171
Pennsylvania Electric Co. 6.05% 9/1/17	4,760,000	5,066,739
TECO Finance, Inc. 5.15% 3/15/20	1,651,000	1,773,184
		125,886,474
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (a)	2,735,000	2,781,189
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,578,000	1,465,937
		4,247,126
Multi-Utilities - 0.6%
Dominion Resources, Inc.:
2.9031% 9/30/66 (b)	21,923,000	15,143,882
7.5% 6/30/66 (b)	5,100,000	4,230,450
NiSource Finance Corp. 5.45% 9/15/20	6,486,000	7,110,381
Puget Energy, Inc.:
6% 9/1/21	8,731,000	9,838,912
6.5% 12/15/20	2,803,000	3,211,383
Wisconsin Energy Corp. 6.25% 5/15/67 (b)	3,850,000	2,868,250
		42,403,258

TOTAL UTILITIES		172,536,858

TOTAL NONCONVERTIBLE BONDS
(Cost $3,542,639,556)		3,455,644,670

U.S. Government and Government Agency Obligations - 9.1%
U.S. Treasury Inflation-Protected Obligations - 3.4%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/45	111,515,204	97,070,151
U.S. Treasury Inflation-Indexed Notes 0.375% 7/15/25	148,935,105	144,062,491

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		241,132,642

U.S. Treasury Obligations - 5.7%
U.S. Treasury Bonds:
2.875% 8/15/45	$93,000,000	$90,148,248
3% 5/15/45	171,711,000	170,597,282
U.S. Treasury Notes:
0.5% 4/30/17	82,660,000	82,227,606
1% 8/31/16 (c)	52,786,000	52,895,267
2% 8/15/25	1,000	975

TOTAL U.S. TREASURY OBLIGATIONS		395,869,378

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $642,853,914)		637,002,020

U.S. Government Agency - Mortgage Securities - 21.3%
Fannie Mae - 11.4%
1.721% 5/1/34 (b)	901,076	926,164
1.838% 9/1/33 (b)	475,755	490,647
1.941% 3/1/35 (b)	47,251	49,040
2.006% 12/1/34 (b)	91,093	94,564
2.104% 5/1/33 (b)	11,373	11,875
2.302% 6/1/36 (b)	139,126	146,264
2.351% 7/1/35 (b)	111,432	117,636
2.369% 7/1/35 (b)	412,945	434,942
2.394% 8/1/36 (b)	1,899,777	2,016,148
2.419% 11/1/36 (b)	1,020,689	1,078,958
2.458% 3/1/35 (b)	45,134	47,898
2.5% 5/1/27 to 8/1/43	65,026,036	65,222,193
2.503% 3/1/36 (b)	291,011	308,837
2.559% 10/1/33 (b)	61,937	65,725
2.619% 5/1/36 (b)	308,847	327,766
2.628% 7/1/37 (b)	172,502	183,069
2.689% 5/1/35 (b)	179,838	190,854
2.885% 3/1/36 (b)	554,610	588,582
3% 9/1/42 to 12/1/45	104,785,318	104,975,210
3.5% 12/1/25 to 12/1/45	217,708,214	225,538,992
4% 5/1/27 to 7/1/45	165,930,222	176,131,458
4.5% 7/1/33 to 4/1/45	80,259,346	87,032,780
4.5% 1/1/46 (d)	9,200,000	9,935,785
4.5% 1/1/46 (d)	9,000,000	9,719,789
5% 10/1/21 to 11/1/44	39,891,273	43,868,066
5% 1/1/46 (d)	8,700,000	9,575,175
5.5% 10/1/17 to 9/1/41	23,021,635	25,818,084
6% 7/1/19 to 1/1/42	26,565,644	30,126,976
6.5% 6/1/16 to 11/1/16	8,399	8,522
7% 2/1/16 to 6/1/32	1,276,063	1,461,541
7.5% 2/1/22 to 11/1/31	963,963	1,130,217
8% 6/1/29	643	775

TOTAL FANNIE MAE		797,624,532

Freddie Mac - 5.5%
2.135% 4/1/35 (b)	754,046	786,072
2.373% 1/1/35 (b)	48,939	51,937
2.48% 5/1/35 (b)	307,666	325,690
3% 10/1/42 to 11/1/45	113,815,366	113,822,617
3.239% 10/1/35 (b)	132,763	140,896
3.5% 6/1/27 to 11/1/45	97,562,330	100,711,454
3.5% 1/1/46 (d)	8,800,000	9,058,075
4% 6/1/24 to 7/1/44	44,870,218	47,566,825
4% 1/1/46 (d)	24,200,000	25,561,986
4.5% 7/1/25 to 10/1/41 (e)	31,601,345	34,257,811
5% 4/1/38 to 7/1/41	18,859,964	20,802,297
5.5% 8/1/23 to 6/1/41	29,657,100	33,118,479
6% 7/1/37 to 8/1/37	918,112	1,039,825
6.5% 9/1/39	1,557,770	1,781,798
7.5% 11/1/16 to 6/1/32	448,934	524,392
8% 7/1/25 to 4/1/27	19,447	22,886
8.5% 2/1/19 to 5/1/22	1,645	1,855

TOTAL FREDDIE MAC		389,574,895

Ginnie Mae - 4.4%
3% 2/20/43 to 12/20/45	44,771,625	45,450,844
3.5% 1/15/41 to 8/20/45	96,273,602	100,556,904
3.5% 1/1/46 (d)	14,400,000	15,010,675
4% 8/20/40 to 7/20/45	58,897,857	62,854,225
4% 1/1/46 (d)	9,400,000	9,980,756
4.5% 5/15/39 to 5/20/41	48,868,366	52,850,041
5% 3/15/39 to 9/15/41	8,101,307	9,057,206
5.5% 11/20/33 to 12/15/38	5,895,374	6,623,221
7% 6/15/24 to 9/15/32	2,580,804	3,022,002
7.5% 3/15/22 to 8/15/28	568,123	651,617
8% 4/15/24 to 12/15/25	57,706	66,632
8.5% 8/15/29 to 11/15/31	90,444	109,519

TOTAL GINNIE MAE		306,233,642

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,491,040,223)		1,493,433,069

Asset-Backed Securities - 1.8%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.1266% 4/25/35 (b)	$431,966	$393,390
Airspeed Ltd. Series 2007-1A Class C1, 2.8305% 6/15/32 (a)(b)	3,668,920	1,651,014
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.4716% 12/25/33 (b)	30,209	28,227
Series 2004-R2 Class M3, 1.2466% 4/25/34 (b)	58,421	44,349
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.2016% 3/25/34 (b)	31,145	28,859
Series 2006-W4 Class A2C, 0.5816% 5/25/36 (b)	746,826	263,727
Capital Auto Receivables Asset Trust Series 2014-2 Class D, 2.81% 8/20/19	3,022,000	3,037,550
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.5616% 12/25/36 (b)	1,172,000	783,649
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.6716% 3/25/32 (b)	16,339	15,364
Series 2004-3 Class M4, 1.8766% 4/25/34 (b)	42,360	39,066
Series 2004-4 Class M2, 1.2166% 6/25/34 (b)	64,594	59,295
Series 2004-7 Class AF5, 5.868% 1/25/35	1,806,697	1,873,128
Fannie Mae Series 2004-T5 Class AB3, 0.9931% 5/28/35 (b)	25,289	23,436
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.396% 8/25/34 (b)	189,000	178,823
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.2466% 3/25/34 (b)	4,686	4,059
Ford Credit Floorplan Master Owner Trust Series 2015-1 Class B, 1.62% 1/15/20	8,969,000	8,929,502
Fremont Home Loan Trust Series 2005-A Class M4, 1.4416% 1/25/35 (b)	225,345	127,443
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.7732% 2/25/47 (a)(b)	654,795	589,865
Grain Spectrum Funding II LLC Series 2014-1 3.29% 10/10/34 (a)	6,544,736	6,531,646
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.7416% 8/25/33 (b)	584,941	552,199
Series 2003-3 Class M1, 1.7116% 8/25/33 (b)	290,153	275,364
Series 2003-5 Class A2, 1.1216% 12/25/33 (b)	21,396	20,160
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.6116% 1/25/37 (b)	805,000	520,505
Invitation Homes Trust Series 2015-SFR3 Class E, 3.9473% 8/17/32 (a)(b)	3,623,000	3,554,303
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.5516% 11/25/36 (b)	80,100	80,043
KeyCorp Student Loan Trust Series 1999-A Class A2, 0.9331% 12/27/29 (b)	53,779	53,384
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, 1.5466% 7/25/33 (b)	2,323,622	2,162,540
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.3966% 7/25/34 (b)	28,379	26,530
Series 2006-FM1 Class A2B, 0.5316% 4/25/37 (b)	94,170	93,442
Series 2006-OPT1 Class A1A, 0.9416% 6/25/35 (b)	503,117	488,036
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.1016% 8/25/34 (b)	37,283	34,806
Series 2004-NC6 Class M3, 2.5966% 7/25/34 (b)	120,733	98,923
Series 2004-NC8 Class M6, 2.2966% 9/25/34 (b)	137,232	126,205
Series 2005-NC1 Class M1, 1.0816% 1/25/35 (b)	166,027	151,407
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.9316% 9/25/35 (b)	928,000	833,702
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 2.2966% 9/25/34 (b)	346,000	325,958
Class M4, 2.5966% 9/25/34 (b)	444,000	286,463
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.2216% 4/25/33 (b)	3,323	3,110
Santander Drive Auto Receivables Trust:
Series 2013-5 Class D, 2.73% 10/15/19	7,909,000	7,934,558
Series 2014-1 Class D, 2.91% 4/15/20	7,746,000	7,780,778
Series 2014-4:
Class C, 2.6% 11/16/20	4,282,000	4,289,198
Class D, 3.1% 11/16/20	7,371,000	7,369,218
Series 2015-1 Class A3, 1.27% 2/15/19	19,806,000	19,739,103
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.462% 6/15/33 (b)	366,540	355,362
Springcastle SPV Series 2014-AA Class A, 2.7% 5/25/23 (a)	7,800,749	7,810,500
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.1466% 9/25/34 (b)	26,647	22,886
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.2816% 9/25/34 (b)	18,730	16,593
Truman Capital Mortgage Loan Trust:
Series 2014-NPL2 Class A1, 3.125% 6/25/54 (a)	167,311	166,956
Series 2014-NPL3 Class A1, 3.125% 4/25/53 (a)	1,881,646	1,877,261
Vericrest Opportunity Loan Transferee Series 2014-NPL9 Class A1, 3.375% 11/25/54 (a)	5,797,991	5,752,215
Vericrest Opportunity Loan Trust:
Series 2014-NP10 Class A1, 3.375% 10/25/54 (a)	5,519,698	5,471,854
Series 2014-NPL7 Class A1, 3.375% 8/27/57 (a)	21,503,250	21,336,419
TOTAL ASSET-BACKED SECURITIES
(Cost $126,745,528)		124,212,373

Collateralized Mortgage Obligations - 0.2%
Private Sponsor - 0.1%
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7672% 1/20/44 (b)	279,947	279,667
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.407% 5/25/47 (b)	228,578	210,526
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.5916% 2/25/37 (b)	389,800	348,185
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.88% 11/25/25 (a)	6,948,255	6,941,306
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.7116% 7/25/35 (b)	1,409,995	1,338,407
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5445% 6/10/35 (a)(b)	113,858	103,975
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3234% 7/20/34 (b)	14,760	14,479

TOTAL PRIVATE SPONSOR		9,236,545

U.S. Government Agency - 0.1%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	1,408,066	1,510,567
Series 1999-57 Class PH, 6.5% 12/25/29	1,205,960	1,377,319

TOTAL U.S. GOVERNMENT AGENCY		2,887,886

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $11,754,304)		12,124,431

Commercial Mortgage Securities - 7.7%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5807% 2/14/43 (b)(f)	1,100,898	9,967
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-3 Class A4, 5.889% 7/10/44 (b)	12,400,503	12,465,968
Series 2007-2 Class A4, 5.7866% 4/10/49 (b)	17,013,000	17,216,705
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI:
Class C, 2.247% 5/15/32 (a)(b)	4,902,000	4,839,366
Class D, 3.097% 5/15/32 (a)(b)	3,103,000	3,044,959
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.6966% 12/25/33 (a)(b)	18,784	16,943
Series 2005-3A:
Class A2, 0.8216% 11/25/35 (a)(b)	134,853	120,708
Class M2, 0.9116% 11/25/35 (a)(b)	29,411	23,803
Class M3, 0.9316% 11/25/35 (a)(b)	26,361	20,567
Class M4, 1.0216% 11/25/35 (a)(b)	32,896	25,286
Series 2005-4A:
Class A2, 0.8116% 1/25/36 (a)(b)	488,185	434,618
Class B1, 1.8216% 1/25/36 (a)(b)	19,455	12,410
Class M1, 0.8716% 1/25/36 (a)(b)	157,571	128,964
Class M2, 0.8916% 1/25/36 (a)(b)	47,129	37,425
Class M3, 0.9216% 1/25/36 (a)(b)	69,027	52,587
Class M4, 1.0316% 1/25/36 (a)(b)	35,941	26,778
Class M5, 1.0716% 1/25/36 (a)(b)	35,941	26,846
Class M6, 1.1216% 1/25/36 (a)(b)	38,322	25,767
Series 2006-1:
Class A2, 0.7816% 4/25/36 (a)(b)	77,152	67,568
Class M6, 1.0616% 4/25/36 (a)(b)	25,969	18,403
Series 2006-2A:
Class M1, 0.7316% 7/25/36 (a)(b)	67,449	53,898
Class M2, 0.7516% 7/25/36 (a)(b)	47,538	37,721
Class M3, 0.7716% 7/25/36 (a)(b)	37,333	29,538
Class M4, 0.8416% 7/25/36 (a)(b)	25,138	19,889
Class M5, 0.8916% 7/25/36 (a)(b)	30,862	23,261
Series 2006-3A Class M4, 0.8516% 10/25/36 (a)(b)	19,120	1,919
Series 2006-4A:
Class A2, 0.6916% 12/25/36 (a)(b)	1,124,801	956,454
Class M1, 0.7116% 12/25/36 (a)(b)	81,226	63,265
Class M2, 0.7316% 12/25/36 (a)(b)	51,561	33,696
Class M3, 0.7616% 12/25/36 (a)(b)	52,267	31,329
Series 2007-1 Class A2, 0.6916% 3/25/37 (a)(b)	205,682	173,238
Series 2007-2A:
Class A1, 0.6916% 7/25/37 (a)(b)	882,816	756,009
Class A2, 0.7416% 7/25/37 (a)(b)	826,990	666,090
Class M1, 0.7916% 7/25/37 (a)(b)	276,767	212,615
Class M2, 0.8316% 7/25/37 (a)(b)	106,449	75,282
Class M3, 0.9116% 7/25/37 (a)(b)	81,008	49,692
Series 2007-3:
Class A2, 0.7116% 7/25/37 (a)(b)	299,761	244,557
Class M1, 0.7316% 7/25/37 (a)(b)	156,872	119,745
Class M2, 0.7616% 7/25/37 (a)(b)	166,420	120,729
Class M3, 0.7916% 7/25/37 (a)(b)	272,479	134,853
Class M4, 0.9216% 7/25/37 (a)(b)	427,305	120,608
Class M5, 1.0216% 7/25/37 (a)(b)	198,466	30,915
Series 2007-4A Class M1, 1.3716% 9/25/37 (a)(b)	61,615	13,193
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class A4, 5.537% 10/12/41	3,836,237	3,886,953
C-BASS Trust floater Series 2006-SC1 Class A, 0.6916% 5/25/36 (a)(b)	138,852	133,887
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.197% 12/15/27 (a)(b)	3,067,000	3,011,222
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (a)(b)	6,311,000	6,379,187
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2006-CD3 Class A5, 5.617% 10/15/48	5,853,559	5,911,129
COMM Mortgage Trust pass-thru certificates floater Series 2005-F10A Class J, 1.1805% 4/15/17 (a)(b)	82,454	82,639
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5 Class A3, 5.311% 12/15/39	30,790,739	31,113,038
Series 2007-C3 Class A4, 5.8889% 6/15/39 (b)	18,306,758	18,795,014
Series 2007-C5 Class A4, 5.695% 9/15/40 (b)	9,608,492	9,927,049
CSMC Series 2015-TOWN:
Class B, 2.097% 3/15/17 (a)(b)	1,452,000	1,440,144
Class C, 2.447% 3/15/17 (a)(b)	1,415,000	1,402,390
Class D, 3.397% 3/15/17 (a)(b)	2,141,000	2,116,471
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/19 (a)(b)	7,520,000	7,504,280
Class CFX, 3.3822% 12/15/19 (a)(b)	6,312,000	6,163,209
Class DFX, 3.3822% 12/15/19 (a)(b)	5,350,000	5,146,029
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	24,598,449	25,302,676
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	26,067,778	26,648,558
Series 2006-GG7 Class A4, 6.0208% 7/10/38 (b)	7,887,054	7,923,319
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	2,710,609	2,750,918
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (a)	1,550,000	1,537,701
Class DFX, 4.4065% 11/5/30 (a)	14,762,000	14,691,848
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.6105% 11/15/18 (a)(b)	54,937	54,200
Class F, 0.6605% 11/15/18 (a)(b)	163,317	161,257
Class G, 0.6905% 11/15/18 (a)(b)	141,898	140,144
Class H, 0.8305% 11/15/18 (a)(b)	108,791	107,715
Series 2014-BXH:
Class C, 1.9805% 4/15/27 (a)(b)	2,472,000	2,469,310
Class D, 2.5805% 4/15/27 (a)(b)	5,271,000	5,261,329
sequential payer:
Series 2006-CB16 Class A4, 5.552% 5/12/45	2,013,311	2,036,937
Series 2006-CB17 Class A4, 5.429% 12/12/43	5,107,539	5,193,146
Series 2007-CB18 Class A4, 5.44% 6/12/47	17,651,600	18,075,254
Series 2007-LD11 Class A4, 5.9609% 6/15/49 (b)	87,242,206	88,969,061
Series 2006-LDP7 Class A4, 5.9085% 4/15/45 (b)	1,973,870	1,980,192
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.0966% 7/15/44 (b)	6,367,878	6,604,320
LB-UBS Commercial Mortgage Trust sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40	10,843,242	11,091,755
Merrill Lynch Mortgage Trust Series 2007-C1 Class A4, 6.0298% 6/12/50 (b)	4,610,000	4,756,693
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer:
Series 2006-4 Class A3, 5.172% 12/12/49 (b)	2,121,157	2,155,390
Series 2007-5 Class A4, 5.378% 8/12/48	16,709,910	17,105,250
Series 2007-6 Class A4, 5.485% 3/12/51 (b)	11,060,000	11,339,596
Series 2007-7 Class A4, 5.81% 6/12/50 (b)	1,012,968	1,051,205
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA:
Class D, 0.387% 10/15/20 (a)(b)	181,119	181,163
Class E, 0.447% 10/15/20 (a)(b)	542,000	542,101
Class F, 0.497% 10/15/20 (a)(b)	326,000	326,061
Class G, 0.537% 10/15/20 (a)(b)	402,000	402,075
Class H, 0.627% 10/15/20 (a)(b)	253,000	257,336
Class J, 0.777% 10/15/20 (a)(b)	146,169	141,668
Series 2007-IQ14 Class A4, 5.692% 4/15/49	6,827,000	7,001,946
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (a)	4,212,995	1,293,131
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	52,370,182	53,752,854
Series 2007-C31:
Class A4, 5.509% 4/15/47	36,310,000	36,909,634
Class A5, 5.5% 4/15/47	6,261,000	6,436,229
Series 2007-C33 Class A4, 6.1504% 2/15/51 (b)	32,986,129	34,097,676
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $579,113,344)		544,346,423

Municipal Securities - 5.0%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$1,130,000	$1,600,589
7.3% 10/1/39	9,490,000	13,282,109
7.55% 4/1/39	34,995,000	50,830,587
7.6% 11/1/40	1,975,000	2,931,394
7.625% 3/1/40	33,065,000	48,151,568
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2010 C1, 7.781% 1/1/35	1,575,000	1,724,200
Series 2012 B, 5.432% 1/1/42	5,545,000	4,726,613
6.314% 1/1/44	36,730,000	35,139,224
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	4,325,000	4,421,231
4.95% 6/1/23	8,245,000	8,263,634
5.1% 6/1/33	99,540,000	94,130,001
Series 2010 5, 6.2% 7/1/21	3,770,000	4,047,849
Series 2010-1, 6.63% 2/1/35	19,115,000	19,936,945
Series 2010-3:
6.725% 4/1/35	16,145,000	16,859,416
7.35% 7/1/35	8,115,000	8,894,365
Series 2011:
5.365% 3/1/17	250,000	259,283
5.665% 3/1/18	5,330,000	5,643,671
5.877% 3/1/19	19,560,000	20,957,758
Series 2013:
1.84% 12/1/16	5,060,000	5,062,176
3.6% 12/1/19	4,360,000	4,332,445
TOTAL MUNICIPAL SECURITIES
(Cost $365,446,992)		351,195,058

Foreign Government and Government Agency Obligations - 0.8%
Brazilian Federative Republic 4.875% 1/22/21	$15,000,000	$13,875,000
United Mexican States 3.5% 1/21/21	40,137,000	40,739,055
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $56,325,591)		54,614,055

Bank Notes - 1.5%
Bank of America NA 5.3% 3/15/17	3,196,000	3,324,671
Capital One NA 1.65% 2/5/18	34,374,000	34,033,010
Discover Bank:
(Delaware) 3.2% 8/9/21	$11,512,000	$11,439,060
3.1% 6/4/20	10,724,000	10,753,373
8.7% 11/18/19	1,160,000	1,372,776
KeyBank NA:
2.25% 3/16/20	20,000,000	19,780,820
6.95% 2/1/28	850,000	1,053,254
Marshall & Ilsley Bank 5% 1/17/17	6,030,000	6,215,700
Regions Bank 7.5% 5/15/18	18,822,000	20,914,159
TOTAL BANK NOTES
(Cost $107,909,795)		108,886,823
	Shares	Value

Money Market Funds - 4.9%
Fidelity Cash Central Fund, 0.33% (g)
(Cost $347,610,944)	347,610,944	347,610,944
TOTAL INVESTMENT PORTFOLIO - 101.5%
(Cost $7,271,440,191)		7,129,069,866
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(105,321,142)
NET ASSETS - 100%		$7,023,748,724

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3.5% 1/1/31	$(2,500,000)	$(2,617,974)
4% 1/1/46	(100,000)	(105,800)

TOTAL FANNIE MAE		(2,723,774)

Freddie Mac
3% 1/1/46	(1,100,000)	(1,098,336)
TOTAL TBA SALE COMMITMENTS
(Proceeds $3,829,382)		$(3,822,110)

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount(2)	Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Sell Protection
Countrywide Home Loans Inc Series 2003-BC1 Class B1	Ca	Apr. 2032	Merrill Lynch International	4.29%	USD 8,098	$(609)	$0	$(609)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch International	4.60%	48,380	(4,814)	0	(4,814)

TOTAL CREDIT DEFAULT SWAPS						$(5,423)	$0	$(5,423)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $627,525,375 or 8.9% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $275,569.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $119,738.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$92,067
Total	$92,067

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$3,455,644,670	$--	$3,455,644,670	$--
U.S. Government and Government Agency Obligations	637,002,020	--	637,002,020	--
U.S. Government Agency - Mortgage Securities	1,493,433,069	--	1,493,433,069	--
Asset-Backed Securities	124,212,373	--	122,561,359	1,651,014
Collateralized Mortgage Obligations	12,124,431	--	12,124,431	--
Commercial Mortgage Securities	544,346,423	--	543,051,373	1,295,050
Municipal Securities	351,195,058	--	351,195,058	--
Foreign Government and Government Agency Obligations	54,614,055	--	54,614,055	--
Bank Notes	108,886,823	--	108,886,823	--
Money Market Funds	347,610,944	347,610,944	--	--
Total Investments in Securities:	$7,129,069,866	$347,610,944	$6,778,512,858	$2,946,064
Derivative Instruments:
Liabilities
Swaps	$(5,423)	$--	$(5,423)	$--
Total Liabilities	$(5,423)	$--	$(5,423)	$--
Total Derivative Instruments:	$(5,423)	$--	$(5,423)	$--
Other Financial Instruments:
TBA Sale Commitments	$(3,822,110)	$--	$(3,822,110)	$--
Total Other Financial Instruments:	$(3,822,110)	$--	$(3,822,110)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $7,267,284,932. Net unrealized depreciation aggregated $138,215,066, of which $72,112,777 related to appreciated investment securities and $210,327,843 related to depreciated investment securities.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 26, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	February 26, 2016